New Standards, Amendments and Interpretations - Summary of Impacts on Consolidated Balance Sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2016	Dec. 31, 2015
Disclosure of impacts of IFRS 15 on consolidated balance sheet [Line Items]
Investments accounted for using the equity method	€ 3,402	€ 2,847	[1]	€ 2,892	[1]
Deferred tax assets	4,613	4,291	[1]	4,670	[1]
Non-current assets	86,761	73,425	[1]	71,567	[1]
Inventories	7,477	6,818	[1]	6,896	[1]
Current assets	24,579	26,354	[1]	26,691	[1]
Total assets	111,408	99,813	[1]	104,679	[1]
Equity attributable to equity holders of Sanofi	58,876	58,070	[1]	57,552	[1]
Total equity	59,035	58,239	[1]	57,722	[1]		€ 58,208
Other current liabilities	5,112	5,093		5,824
Current liabilities	17,376	15,463	[1]	16,443	[1]
Total equity and liabilities	€ 111,408	99,813	[1]	104,679	[1]
Previously stated [member]
Disclosure of impacts of IFRS 15 on consolidated balance sheet [Line Items]
Investments accounted for using the equity method		2,863		2,890		€ 2,676
Deferred tax assets		4,290		4,669		4,714
Non-current assets		73,440		71,564		71,641
Inventories		6,816		6,892		6,516
Current assets		26,352		26,687		24,928
Total assets		99,826		104,672		102,321
Equity attributable to equity holders of Sanofi		58,089		57,554		58,049
Total equity		58,258		57,724		58,210	€ 58,210
Other current liabilities		9,206		10,175		9,442
Current liabilities		15,457		16,434		16,825
Total equity and liabilities		99,826		104,672		102,321
Impact of IFRS15 [member]
Disclosure of impacts of IFRS 15 on consolidated balance sheet [Line Items]
Investments accounted for using the equity method		(16)		2
Deferred tax assets		1		1		1
Non-current assets		(15)		3		1
Inventories		2		4		1
Current assets		2		4		1
Total assets		(13)		7		2
Equity attributable to equity holders of Sanofi		(19)		(2)		(2)
Total equity		(19)		(2)		(2)
Other current liabilities		6		9		4
Current liabilities		6		9		4
Total equity and liabilities		(13)		7		2
Including Impact of IFRS15 [member]
Disclosure of impacts of IFRS 15 on consolidated balance sheet [Line Items]
Investments accounted for using the equity method		2,847		2,892		2,676
Deferred tax assets		4,291		4,670		4,715
Non-current assets		73,425		71,567		71,642
Inventories		6,818		6,896		6,517
Current assets		26,354		26,691		24,929
Total assets		99,813		104,679		102,323
Equity attributable to equity holders of Sanofi		58,070		57,552		58,047
Total equity		58,239		57,722		58,208
Other current liabilities		9,212		10,184		9,446
Current liabilities		15,463		16,443		16,829
Total equity and liabilities		€ 99,813		€ 104,679		€ 102,323

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).